Trade and other payables - Summary of Trade and Other Payables, Amounts Falling Due within One Year (Details) - GBP (£)	Dec. 31, 2023	Dec. 31, 2022
Trade and other current payables [abstract]
Trade payables	£ 10,825,700,000	£ 11,182,300,000
Payments due to vendors (earnout agreements)	73,300,000	62,000,000.0
Liabilities in respect of put option agreements with vendors	13,600,000	18,800,000
Fair value of derivatives	1,800,000	58,000,000.0
Other creditors and accruals	2,408,700,000	2,914,800,000
Total	£ 13,323,100,000	£ 14,235,900,000